Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.98%
Australia: 1.85%
Qantas Airways Ltd. (Industrials, Passenger airlines)†	1,423,629	$6,244,322
Brazil: 3.70%
3R Petroleum Oleo E Gas SA (Energy, Oil, gas & consumable fuels)†	749,100	5,631,616
CPFL Energia SA (Utilities, Electric utilities)	903,600	6,837,073
		12,468,689
Canada: 5.85%
Quebecor, Inc. Class B (Communication services, Media)	385,539	9,437,833
SNC-Lavalin Group, Inc. (Industrials, Construction & engineering)	354,100	10,287,469
		19,725,302
China: 8.72%
China Resources Land Ltd. (Real estate, Real estate management & development)	1,350,000	6,248,958
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)†	1,042,201	4,179,449
LONGi Green Energy Technology Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	810,694	3,386,045
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	1,072,751	8,904,130
Oppein Home Group, Inc. Class A (Consumer discretionary, Household durables)†	168,306	2,532,097
Topsports International Holdings Ltd. (Consumer discretionary, Specialty retail)144A	2,508,000	2,299,324
Xinyi Glass Holdings Ltd. (Industrials, Building products)	1,130,000	1,866,212
		29,416,215
Denmark: 2.44%
Danske Bank AS (Financials, Banks)†	347,199	8,240,175
France: 9.72%
CIE de Saint-Gobain (Industrials, Building products)†	21,746	1,469,971
Orange SA (Communication services, Diversified telecommunication services)	798,372	9,027,401
Sanofi (Health care, Pharmaceuticals)†	91,990	9,819,978
Sodexo SA (Consumer discretionary, Hotels, restaurants & leisure)†	67,200	6,896,559
Worldline SA (Financials, Financial services)144A†	140,251	5,556,043
		32,769,952
Germany: 4.77%
Fresenius SE & Co. KGaA (Health care, Health care providers & services)	168,453	5,284,160
Rheinmetall AG (Industrials, Aerospace & defense)	32,563	9,215,700
Siemens AG (Industrials, Industrial conglomerates)	9,182	1,564,618
		16,064,478
India: 0.50%
Tech Mahindra Ltd. (Information technology, IT services)	124,228	1,684,844
Ireland: 2.94%
Greencore Group PLC (Consumer staples, Food products)†	1,492,943	1,680,304
ICON PLC (Health care, Life sciences tools & services)†	32,671	8,213,816
		9,894,120
See accompanying notes to portfolio of investments
Allspring International Equity Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Israel: 2.08%
Check Point Software Technologies Ltd. (Information technology, Software)†	53,145	$7,026,301
Italy: 2.60%
Prysmian SpA (Industrials, Electrical equipment)	25,565	1,018,941
UniCredit SpA (Financials, Banks)	306,895	7,760,917
		8,779,858
Japan: 15.37%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	218,300	8,585,306
FUJIFILM Holdings Corp. (Information technology, Technology hardware, storage & peripherals)	81,500	4,724,496
Hitachi Ltd. (Industrials, Industrial conglomerates)	129,600	8,470,255
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	1,442,900	11,623,122
ORIX Corp. (Financials, Financial services)	537,400	10,316,237
Resonac Holdings Corp. (Materials, Chemicals)	496,900	8,118,961
		51,838,377
Luxembourg: 2.73%
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	3,107,800	9,205,167
Mexico: 2.52%
America Movil SAB de CV Series B (Communication services, Wireless telecommunication services)	8,093,400	8,487,316
Netherlands: 5.79%
ING Groep NV (Financials, Banks)	712,704	10,406,451
NN Group NV (Financials, Insurance)	237,903	9,123,717
		19,530,168
South Korea: 3.49%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	7,392	10,060,512
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	47,211	1,707,470
		11,767,982
Switzerland: 0.14%
Siemens Energy AG (Industrials, Industrial conglomerates)†	27,829	470,903
Thailand: 4.21%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure)	5,108,300	4,924,922
SCB X PCL (Financials, Banks)	2,836,800	9,282,302
		14,207,224
United Kingdom: 10.66%
ConvaTec Group PLC (Health care, Health care equipment & supplies)144A	2,067,198	5,534,027
Entain PLC (Consumer discretionary, Hotels, restaurants & leisure)	330,903	5,885,845
Informa PLC (Communication services, Media)	1,063,030	10,343,660
See accompanying notes to portfolio of investments
2 | Allspring International Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
United Kingdom (continued)
Nomad Foods Ltd. (Consumer staples, Food products)†	319,973	$5,689,120
Shell PLC (Energy, Oil, gas & consumable fuels)	279,188	8,477,278
		35,929,930
United States: 5.90%
Axalta Coating Systems Ltd. (Materials, Chemicals)†	190,911	6,109,152
Baker Hughes Co. Class A (Energy, Energy equipment & services)	193,537	6,926,689
Gentex Corp. (Consumer discretionary, Automobile components)	203,913	6,847,399
		19,883,240
Total common stocks (Cost $275,083,625)		323,634,563

		Yield
Short-term investments: 2.78%
Investment companies: 2.78%
Allspring Government Money Market Fund Select Class♠∞		5.19%	9,356,956	9,356,956
Total short-term investments (Cost $9,356,956)				9,356,956
Total investments in securities (Cost $284,440,581)	98.76%			332,991,519
Other assets and liabilities, net	1.24			4,192,750
Total net assets	100.00%			$337,184,269

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,710,469	$115,421,332	$(110,774,845)	$0	$0	$9,356,956	9,356,956	$224,895
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	6,780,138	24,154,050	(30,934,500)	312	0	0	0	50,617 [1]
				$312	$0	$9,356,956		$275,512

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring International Equity Fund | 3

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
4 | Allspring International Equity Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$6,244,322	$0	$0	$6,244,322
Brazil	12,468,689	0	0	12,468,689
Canada	19,725,302	0	0	19,725,302
China	29,416,215	0	0	29,416,215
Denmark	8,240,175	0	0	8,240,175
France	32,769,952	0	0	32,769,952
Germany	16,064,478	0	0	16,064,478
India	1,684,844	0	0	1,684,844
Ireland	9,894,120	0	0	9,894,120
Israel	7,026,301	0	0	7,026,301
Italy	8,779,858	0	0	8,779,858
Japan	51,838,377	0	0	51,838,377
Luxembourg	9,205,167	0	0	9,205,167
Mexico	8,487,316	0	0	8,487,316
Netherlands	19,530,168	0	0	19,530,168
South Korea	11,767,982	0	0	11,767,982
Switzerland	470,903	0	0	470,903
Thailand	14,207,224	0	0	14,207,224
United Kingdom	35,929,930	0	0	35,929,930
United States	19,883,240	0	0	19,883,240
Short-term investments
Investment companies	9,356,956	0	0	9,356,956
Total assets	$332,991,519	$0	$0	$332,991,519
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring International Equity Fund | 5